DRONELOGICS ACQUISITION (Tables)	12 Months Ended
Dec. 31, 2021
SCHEDULE OF PURCHASE PRICE ALLOCATION

The purchase price allocation (“PPA”) is as follows:

Number of shares of Draganfly Inc.	645,088
Fair value of common shares	$4.15
Fair value of shares of Draganfly Inc.	$2,178,960
Cash portion of purchase price	500,000
Total	$2,678,960

Draganfly Inc.

Notes to the Consolidated Financial Statements

For The Year Ended December 31, 2021

Expressed in Canadian Dollars

3. DRONELOGICS ACQUISITION (CONT’D)

Tangible assets acquired
Cash	$42,593
Accounts receivable	98,852
Inventory	629,684
Prepaids and deposits	93,997
Other current assets	3,014
Capital assets	54,946
Right-of-use assets	83,428
Accounts payable and accrued liabilities	(222,766)
Customer deposits	(245,959)
Loans	(245,752)
Other current liabilities	(8,437)
Lease liabilities	(87,203)
196,397
Identifiable intangible assets
Customer relationships	197,000
Website	119,000
316,000
Goodwill	2,166,563
Total consideration	$2,678,960